Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net Loss	$ (3,844)	$ (4,335)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	481	228
Change in fair value of marketable securities (including related parties)	36	109
Reduction in the carrying amount of right of use assets	2,788	209
Change in operating lease liabilities	(2,480)	(205)
Share-based compensation	184	90
Loss on Disposal of Fixed Assets	3
Share-based compensation with related party		143
Decrease ( increase) in prepaid expenses and other current assets	176	(258)
Other expenses		14
Foreign exchange gain or losses	46	(59)
Non-cash finance expenses	160
increase (decrease) in trade payables	(4)	218
Decrease in other liabilities	(97)
Interest income	(7)
Interest expenses	4
Decrease in accounts payables and accruals	(261)	(530)
Net cash used in operating activities	(2,815)	(4,376)
Cash flows from investing activities:
Acquisition of fixed assets	(74)	(344)
Decrease (increase) in restricted deposit	312	(7)
Proceeds from realization of property and equipment	22	28
Grant of short-term loan		(52)
Investment in convertible loan	(1,740)
Investment in marketable securities (including related parties)	22
Net cash used in investing activities	(1,458)	(375)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants	3,677
Issuance costs	(183)	(619)
Proceeds from issuance and exercise of warrants		6,604
Proceeds from convertible loans	870
Net cash provided by financing activities	4,364	5,985
Effect of exchange rate changes on cash and cash equivalents	26	(46)
Increase in cash and cash equivalents	117	1,188
Cash and cash equivalents, beginning of the year	1,260	4,248
Cash and cash equivalents end of the period	1,377	5,436
Supplemental disclosure of cash flow information:
Non-cash purchase of property and equipment		91
Non-cash Issuance costs	5
Receivables on account of shares	$ 122